Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 2, 2016 to

the Statutory Prospectus for Class A, Class C, Class R6, Institutional Class and Class P Shares

of Allianz Funds Multi-Strategy Trust,

dated February 1, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles Emerging Markets Equity Fund (for purposes of this section only, the “Fund”)

Effective November 2, 2016, within the Fund Summary in each Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Manager” is hereby renamed “Management of the Fund — Portfolio Managers” and is hereby restated in its entirety as follows:

Dr. Michael Heldmann, CFA, lead portfolio manager and director, has managed the Fund since its inception in 2014.

Rohit Ramesh, portfolio manager, has managed the Fund since 2016.

Effective November 2, 2016, the “Principal Investments and Strategies of Each Fund – AllianzGI Best Styles Emerging Markets Equity Fund” section of the Prospectus is hereby rested in its entirety as follows:

“The Fund seeks to achieve its investment objective by creating a diversified portfolio of emerging market equity securities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to emerging market countries. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. The Fund currently defines emerging market countries as countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an Emerging Market Country (as defined below), traded on an exchange in an Emerging Market Country or if it has exposure to an Emerging Market Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (“Emerging Market Countries”). The portfolio managers intend to diversify the Fund’s investments across geographic regions across Emerging Market Countries and economic sectors. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund normally invests primarily in common stocks, either directly or indirectly through American Depositary Receipts (ADRs), Global Depositary Receipt (GDRs), European Depositary Receipts (EDRs), and other depositary receipts.

The Fund’s investment strategy centers on the portfolio managers’ belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher returns on investment.

The investment process begins with a broad investment universe containing at least 1,000 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Manager’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company identified as an investment candidate through the quantitative “investment style” research process using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio managers seek to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio managers attempt to control for risk factors (such as over- and under-weights relative to the MSCI Emerging Markets Index and the portfolio’s sensitivity to broader market movements (or “beta”)). The portfolio is managed with reference to the MSCI Emerging Markets Index and the portfolio managers intend, under normal circumstances, to have at least 150 equity securities in the Fund’s portfolio. The Fund may and intends to hold stocks that are not included in the MSCI Emerging Markets Index.

The following investment styles are considered in managing the Fund’s portfolio:

•	The Value investment style selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe.

•	The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises.

•	The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe.

•	The Growth investment style generally selects equity securities with expected and historical earnings growth and dividend growth.

•	The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio managers believe to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The portfolio managers expect to rebalance the Fund’s portfolio periodically. The portfolio managers also regularly monitor the risk and return profiles of the portfolio and each investment style, and consider whether to sell a particular security when any factors materially change, or when a more attractive investment candidate is available.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.”

Corresponding changes are hereby made to the subsection entitled “Principal Investment Strategies” within the Fund Summary in each Prospectus relating to the Fund.

Disclosure Relating to AllianzGI Best Styles Global Equity Fund (for purposes of this section only, the “Fund”)

Effective November 2, 2016, within the Fund Summary in each Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Klaus Teloeken, lead portfolio manager, Co-CIO of Systematic Equity, has managed the Fund since its inception in 2013.

Dr. Rainer Tafelmayer, FRM, portfolio manager, has managed the Fund since its inception in 2013.

Dr. Michael Heldmann, CFA, portfolio manager and director, has managed the Fund since 2015.

Rohit Ramesh, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Best Styles International Equity Fund (for purposes of this section only, the “Fund”)

Effective November 2, 2016, within the Fund Summary in each Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Heldmann, CFA, lead portfolio manager and director, has managed the Fund since its inception in 2014.

Karsten Niemann, CFA, portfolio manager, has managed the Fund since 2015.

Erik Mulder, CFA, FRM, portfolio manager, has managed the Fund since 2016.

Rohit Ramesh, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Best Styles U.S. Equity Fund (for purposes of this section only, the “Fund”)

Effective November 2, 2016, within the Fund Summary in each Prospectus relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Heldmann, CFA, lead portfolio manager and director, has managed the Fund since its inception in 2015.

Karsten Niemann, CFA, portfolio manager, has managed the Fund since 2014.

Rohit Ramesh, portfolio manager, has managed the Fund since 2016.

Disclosure Relating to AllianzGI Best Styles Emerging Markets Equity Fund, AllianzGI Best Styles Global Equity Fund, AllianzGI Best Styles International Equity Fund and AllianzGI Best Styles U.S. Equity Fund

(for purposes of this section only, the “Funds”)

The information relating to the Funds contained in the table under “Management of the Funds — Investment Manager and Sub-Adviser — AllianzGI U.S.” in each Prospectus, as applicable, is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Best Styles Emerging Markets Equity Fund	Dr. Michael Heldmann, CFA	2014 (Inception)	Mr. Heldmann is a senior portfolio manager, a director and Head of Best Styles North America with Allianz Global Investors, which he joined in 2007. He is responsible for developing the Best Styles US Equity team while building on its research capabilities. Mr. Heldmann previously managed Best Styles Emerging Markets and Best Styles Europe

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Equity products. He has eight years of investment-industry experience. Before joining the firm, Mr. Heldmann worked for the international laboratory CERN in Geneva, Switzerland, as a particle physics researcher. He has a master’s degree in physics from the University of Mainz, Germany, and a Ph.D. from the University of Freiburg, Germany. Mr. Heldmann is a CFA charterholder.

	Rohit Ramesh	2016	Mr. Ramesh is a portfolio manager with Allianz Global Investors, which he joined in 2007. He is a member of the Systematic Equity team and manages Best Styles Global mandates. Mr. Ramesh was previously a member of the firm’s Asia Pacific team, focusing on emerging-market companies, and also managed the Best Styles Emerging Markets Equity mandates. He has eight years of investment-industry experience. Before joining the firm, he worked at DaimlerChrysler Asia Pacific in Singapore as an emerging-markets analyst. Mr. Ramesh has a bachelor’s degree in finance and accounting from the University of Bombay, India; a master’s degree in economics and management from the National University of Singapore; and a master’s degree in economics and public policy from the University of Pune, India.

AllianzGI Best Styles Global Equity Fund	Dr. Klaus Teloeken, (Lead)	2013 (Inception)	Mr. Teloeken, Ph.D., is Co-CIO Systematic Equity with Allianz Global Investors, which he joined in 1996. He is responsible for the Systematic Equity team’s development and the management of active investment strategies. Mr. Teloeken was previously a quantitative analyst for the firm. He has 19 years of investment-industry experience. Mr. Teloeken studied mathematics and computer science, and has a master’s degree and a doctorate from the University of Dortmund, Germany.

	Dr. Rainer Tafelmayer, FRM	2013 (Inception)	Mr. Tafelmayer, Ph.D., FRM, is a portfolio manager with Allianz Global Investors, which he joined in 2002. He is a member of the Systematic Equity team and has 20 years of investment-industry experience. Before joining the firm, he worked as a business consultant in finance and risk management, and was a researcher in operations research at the Technical University of Chemnitz, Germany. Mr. Tafelmayer has a master’s degree and a doctorate in physics from the University of Heidelberg, Germany.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

	Dr. Michael Heldmann, CFA	2014	See above.

	Rohit Ramesh	2016	See above.

AllianzGI Best Styles International Equity Fund	Dr. Michael Heldmann, CFA, (Lead)	2014 (Inception)	See above.

	Karsten Niemann, CFA	2015	Mr. Niemann is a portfolio manager with Allianz Global Investors, which he joined in 1998. He is a member of the Systematic Equity team. Mr. Niemann manages Best Styles Europe Equity and European High Dividend mandates, overseeing more than $9 billion in assets under management. He previously managed Best Styles Global Equity and Best Styles Euroland Equity mandates for the firm; before that, he was a quantitative analyst. Mr. Niemann has 17 years of investment-industry experience. He has a master’s degree in economics from the University of Bonn, Germany, and is a CFA charterholder.

	Erik Mulder, CFA, FRM	2016	Mr. Mulder is a portfolio manager with Allianz Global Investors, which he joined in 2008. He is a member of the Systematic Equity team and manages Best Styles Global Equity mandates. Mr. Mulder is also responsible for the team’s Stable Growth Europe strategy. He previously worked for IDS, an Allianz affiliate, specializing in equity-portfolio performance and risk analytics. Mr. Mulder has 17 years of investment-industry experience. He has a master’s degree in business administration from Erasmus University Rotterdam in the Netherlands. Mr. Mulder is a CFA charterholder.

	Rohit Ramesh	2016	See above.

AllianzGI Best Styles U.S. Equity Fund	Dr. Michael Heldmann, CFA, (Lead)	2015	See above.

	Karsten Niemann, CFA	2014 (Inception)	See above.

	Rohit Ramesh	2016	See above.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement dated November 2, 2016 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated April 24, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles Emerging Market Equity Fund, AllianzGI Best Styles Global Equity Fund, AllianzGI Best Styles International Equity Fund and AllianzGI Best Styles U.S. Equity Fund

(for purposes of this section only, the “Funds”)

Effective November 2, 2016, the subsection captioned “AllianzGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to indicate that Rohit Ramesh has been added as a portfolio manager of the Funds. Information regarding other accounts managed by Mr. Ramesh, as well as his ownership of securities of the Funds, each as of September 30, 2016, is provided below.

Other Accounts Managed

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Rohit Ramesh	1	30	4	2,870	1	53.3

Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Rohit Ramesh	0	0	0	0	0	0

Securities Ownership

Dollar Range of Equity Securities
Best Styles Emerging Markets Equity Fund
Rohit Ramesh	$0
Best Styles Global Equity Fund
Rohit Ramesh	$0
Best Styles International Equity Fund
Rohit Ramesh	$0
Best Styles U.S. Equity Fund
Rohit Ramesh	$0

Please retain this Supplement for future reference.